SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

On January 10, 2017, the Company and certain of its subsidiaries (each a “Subsidiary” and collectively with the Issuer, the “Company”) entered into an amended and restated revenue sharing and securities purchase agreement (the “ARRSSPA”) with DBD Credit Funding, LLC (“DBD”), an affiliate of Fortress Credit Corp. (“Fortress”), under which the Company and DBD amended and restated the Revenue Sharing and Securities Purchase Agreement dated January 29, 2015 (the “Original Agreement”) pursuant to which (i) Fortress purchased $20,000,000 in promissory notes, (ii) an interest in the Company’s revenues from certain activities and (iii) warrants to purchase 100,000 shares of the Company’s common stock.  As of the close of the restructuring on January 10, 2017, there was $20,131,158 in outstanding principal and PIK interest accrued. Under the terms of the ARRSSPA, the Company pays interest only through January 2018, after which the principal amortizes over thirty (30) months.

On January 27, 2017, the Company entered into a sales agreement (the “Sales Agreement”) with Northland Securities, Inc., as agent (“Northland”), pursuant to which the Company may offer and sell, from time to time through Northland, up to 750,000 shares (the “Shares”) of the Company’s common stock in an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. As of January 31, 2017, the Company sold all 750,000 shares of common stock under the Sales Agreement for gross proceeds of approximately $1,301,923 and no further shares are available under the terms of the Sales Agreement as filed on January 27, 2017.

The warrants pursuant to the Purchase Agreement entered into on December 9, 2016, as described above in Note 6, were purchased and issued in January and February 2017.

On March 15, 2017, the Company terminated four of its employees and all six employees employed at the Company’s subsidiary, 3D Nano.